Provisions for expected credit losses - Forecast assumptions (Details)	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Calendar year 2022
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)		3.40%	5.50%
Commercial property index, percentage of forecast growth (contraction)		(4.70%)	(3.10%)
Residential property prices, percentage of forecast appreciation (contraction)		(6.50%)	1.60%
Calendar year 2023
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	1.00%	1.00%	2.70%
Commercial property index, percentage of forecast growth (contraction)	(9.40%)	(3.00%)	2.10%
Residential property prices, percentage of forecast appreciation (contraction)	(7.80%)	(7.80%)	(7.00%)
Calendar Year 2024
Provisions for expected credit losses
Annual GDP, percentage of forecast growth (contraction)	1.50%
Commercial property index, percentage of forecast growth (contraction)	1.40%
Residential property prices, percentage of forecast appreciation (contraction)	2.00%
December 2022
Provisions for expected credit losses
Cash rate (percentage)		3.35%
Cash rate (in basis points)			0.0050
December 2023
Provisions for expected credit losses
Cash rate (percentage)	3.85%	3.60%
Cash rate (in basis points)			0.0150
December 2024
Provisions for expected credit losses
Cash rate (percentage)	2.85%
Australia | December 2022
Provisions for expected credit losses
Unemployment rate, percentage		3.10%	3.80%
Australia | December 2023
Provisions for expected credit losses
Unemployment rate, percentage	4.70%	4.40%	3.90%
Australia | December 2024
Provisions for expected credit losses
Unemployment rate, percentage	5.10%
New Zealand | December 2022
Provisions for expected credit losses
Unemployment rate, percentage		3.40%	3.00%
New Zealand | December 2023
Provisions for expected credit losses
Unemployment rate, percentage	4.00%	3.80%	3.30%
New Zealand | December 2024
Provisions for expected credit losses
Unemployment rate, percentage	5.10%